CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Non-current assets
Property, plant and equipment	$ 704,082	$ 96
Intangible assets	16,895,051	16,983,750
Total non-current assets	17,599,133	16,983,846
Current assets
Financial assets at fair value through profits or loss	263,890	247,826
Trade and other receivables	355,149	271,082
Collateral receivables	14,414,065
Digital assets	3,004,821	891
USDC	1,826,816
Amount due from related parties	11,532,911	12,220,264
Derivative contracts	69,934,232	21,075,160
Derivative financial instruments	1,576,395	22,395
Pledged deposits	3,049,339	3,000,000
Cash and cash equivalents	6,276,733	3,766,347
Total current assets	112,234,351	40,603,965
Total assets	129,833,484	57,587,811
Current liabilities
Trade and other payables	1,840,803	947,836
Collateral payables	14,414,065
Liabilities due to customers	71,523,031	21,092,985
Payable to related parties	9,979,742	39,908,903
Derivative financial instruments	1,576,395	22,395
Lease liabilities	230,310
Total current liabilities	99,564,346	61,972,119
Non-current liabilities
Lease liabilities	484,574
Total non-current liabilities	484,574
Total liabilities	100,048,920	61,972,119
Equity
Share capital	13,500,000	13,500,000
Accumulated losses	(36,890,413)	(23,958,370)
Reserve	53,174,977	6,074,062
Total equity	29,784,564	(4,384,308)
Total equity and liabilities	$ 129,833,484	$ 57,587,811